Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2023	Feb. 28, 2023	Mar. 31, 2022	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	May 31, 2021
General and administrative expenses	$ 771,406		$ 356,700				$ 1,178,505		$ 1,076,657
Income (Loss) from operations	(771,406)		(356,700)				(1,178,505)		(1,076,657)
Other income (expense):
Interest earned on marketable securities held in Trust Account	154,698		24,606				3,796,223		26,092
Change in fair value of warrant liabilities			6,666,000				9,249,600		17,043,600
Waiver of deferred underwriting fee	394,100
Loss on initial issuance of private warrants									(3,158,400)
Change in fair value of derivative liabilities									(943,412)
Total other income (expense) net	548,798		6,690,606				13,045,823		12,967,880
Income (loss) before provision for income taxes	(222,608)		6,333,906				11,867,318		11,891,223
Provision for income taxes	(27,635)
Income tax (credit) expense							743,061
Net income (loss)	$ (250,243)		$ 6,333,906				$ 11,124,257		$ 11,891,223
Unique Logistics International, Inc.
Income (Loss) from operations		$ 330,929		$ 2,253,090	$ 10,173,343	$ 14,111,440		$ 16,524,417		$ 3,528,988
Other income (expense):
Change in fair value of derivative liabilities		64,955		(4,275,986)	809,611	(4,275,986)		(4,020,698)
Total other income (expense) net		(481,836)		(6,955,469)	(2,067,165)	(9,765,178)		(10,575,565)		(1,283,622)
Income (loss) before provision for income taxes		(150,907)		(4,702,379)	8,106,178	4,346,262		5,948,852		2,245,366
Income tax (credit) expense		(814,080)		228,207	849,967	2,765,207		2,414,298		519,869
Net income (loss)		$ 663,173		$ (4,930,586)	$ 7,256,211	$ 1,581,055		$ 3,534,554		$ 1,725,497
Basic weighted average shares outstanding (in Shares)		799,141,770		655,781,078	780,768,778	582,680,746		605,817,180		1,408,941,722
Basic net income per share (in Dollars per share)				$ (0.01)	$ 0.01	$ (0.01)
Diluted weighted average shares outstanding (in Shares)		9,677,967,424		655,781,078	9,659,594,432	582,680,746		605,817,180		10,030,364,061
Diluted net income per share (in Dollars per share)				$ (0.01)	$ 0.01	$ (0.01)
Deemed Dividend				$ (4,565,725)		$ (4,565,725)		$ (4,565,725)
Net income (loss) available to common shareholders		663,173		(9,496,311)	7,256,211	(2,984,670)		(1,031,171)		1,725,497
Revenues:
Airfreight services		13,206,112		127,787,167	64,721,816	455,020,012		499,024,643		137,055,903
Ocean freight and ocean services		23,106,949		104,379,472	159,292,026	343,102,200		446,977,162		196,041,832
Contract logistics		755,034		725,932	2,499,459	2,659,652		3,491,489		3,093,626
Customs brokerage and other services		12,559,407		17,543,324	48,460,306	44,856,580		64,993,386		35,695,911
Total revenues		49,627,502		250,435,895	274,973,607	845,638,444		1,014,486,680		371,887,272
Other income (expenses)
Airfreight services		11,964,314		127,220,095	59,465,104	447,865,096		496,918,427		130,564,578
Ocean freight and ocean services		19,722,259		99,620,036	142,806,034	323,381,733		418,552,477		179,759,763
Contract logistics		215,245		459,492	846,226	1,529,318		1,771,415		1,267,360
Customs brokerage and other services		11,397,398		16,011,938	44,773,324	41,330,633		54,368,332		33,766,727
Salaries and related costs		3,076,221		2,551,481	10,036,200	8,120,799		11,736,610		9,184,390
Professional fees		39,082		190,765	1,213,807	669,091		1,079,819		1,350,369
Rent and occupancy		883,681		508,621	2,026,363	1,478,600		2,022,396		1,815,194
Selling and promotion		1,471,236		899,097	2,033,668	4,591,715		6,653,335		4,535,373
Depreciation and amortization		203,390		196,347	606,030	585,019		782,351		765,532
Fees on factoring agreements								27,000		4,471,540
Bad debt expense								2,541,676		240,000
Other		323,747		524,933	993,508	1,975,000		1,508,425		637,458
Total costs and operating expenses		49,296,573		248,182,805	264,800,264	831,527,004		997,962,263		368,358,284
Interest expense		(546,791)		(1,395,396)	(2,876,776)	(4,566,876)		(5,632,551)		(431,439)
Amortization of debt discount						(776,515)		(776,515)		(1,350,389)
Gain on forgiveness of promissory note						358,236		358,236		1,646,062
Loss on extinguishment of convertible notes payable				(1,344,087)		(564,037)		(564,037)		(1,147,856)
Other income				$ 60,000		$ 60,000		$ 60,000
Class A Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)	1,700,229		27,600,000				27,454,165		26,087,671
Basic net income per share (in Dollars per share)	$ (0.03)		$ 0.18				$ 0.32		$ 0.36
Diluted weighted average shares outstanding (in Shares)	1,700,229		27,600,000				27,454,165		26,087,671
Diluted net income per share (in Dollars per share)	$ (0.03)		$ 0.18				$ 0.32		$ 0.36
Class B Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)	6,900,000		6,900,000				6,900,000		6,850,685
Basic net income per share (in Dollars per share)	$ (0.03)		$ 0.18				$ 0.32		$ 0.36
Diluted weighted average shares outstanding (in Shares)	6,900,000		6,900,000				6,900,000		6,900,000
Diluted net income per share (in Dollars per share)	$ (0.03)		$ 0.18				$ 0.32		$ 0.36